Current and Non-Current Liabilities - Financial Liabilities - DFA (Tables)	12 Months Ended
Jun. 30, 2025
Categories of non-current financial liabilities [abstract]
Disclosure of Summary of Current and Noncurrent Financial Liabilities DFA

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Carrying amount at July 1	200,536	85,660
Funding at fair value	—	85,000
Interest expense on DFA (includes amounts to related parties $32,793 (2024: $24,699))	46,457	30,263
Gain on remeasurement of financial liability - DFA	—	(387)
Total non-current financial liabilities	—	200,536
Total current financial liabilities	246,993	—